Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

During 2014 we engaged an investment banker and began exploring strategic alternatives regarding the Store Fixtures reporting unit, including the possibility of divestiture of this business. All of the criteria to classify this unit as held for sale and discontinued operations were met during 2014's third quarter. Store Fixtures was previously part of the Commercial Fixturing and Components Segment. As a result, the operations have been classified as discontinued operations, net of income taxes, in the Consolidated Statements of Operations for all periods presented. The footnotes have been retrospectively adjusted to present the information for continuing operations only, unless otherwise noted.

In the second quarter of 2013 we exited three small operations:

•
We closed our final location that produced wire dishwasher racks, thereby discontinuing that line of business. This operation, which was previously in our Industrial Materials segment, was part of a restructuring plan that began in the fourth quarter of 2011 as discussed in Note D. We also incurred impairment charges related to these operations in 2011 and 2012 as discussed in Note C. Tax benefits related to this business were recorded in the second quarters of both 2012 and 2013.

•
We divested the specialty trailers portion of the Commercial Vehicle Products (CVP) unit. This branch was previously part of the Specialized Products segment. No significant gains or losses were realized on the sale of this business.

•
We closed a cotton-based erosion control products operation that was previously part of the Industrial Materials segment. Charges of $1.9 were recorded in the second quarter of 2013 to reflect estimates of fair value less costs to sell, including $1.5 of fixed asset impairments as discussed in Note C.

The table below includes activity related to these operations:

	Year Ended
	2013	2012	2011
External sales:
Commercial Fixturing & Components - Store Fixtures	$268.8	$291.6	$315.7
Industrial Materials:
Wire dishwasher racks	4.1	11.1	11.5
Cotton-based erosion control products	.1	.1	.1
Specialized Products - the specialty trailers portion of the CVP unit	.5	3.5	5.5
Total external sales	$273.5	$306.3	$332.8
Earnings (loss):
Commercial Fixturing & Components - Store Fixtures	10.2	19.0	(.5)
Industrial Materials:
Wire dishwasher racks	1.0	(.1)	(25.3)
Cotton-based erosion control products	(3.1)	(1.2)	(1.8)
Specialized Products - the specialty trailers portion of the CVP unit	(.7)	(.8)	(.4)
Subsequent activity related to divestitures completed prior to 2011 (1)	.5	3.9	—
Earnings (loss) before interest and income taxes	7.9	20.8	(28.0)
Interest expense	—	—	(.2)
Income tax benefit (expense) (2)	5.5	(2.1)	11.7
Earnings (loss) from discontinued operations, net of tax	$13.4	$18.7	$(16.5)
______________________________

(1)
Subsequent activity for businesses divested in prior years has been reported as discontinued operations in the table above, including a cash litigation settlement received in 2012 associated with our former Prime Foam Products unit. This unit was sold in March 2007 and was previously part of the Residential Furnishings segment.

(2)	2013 and 2012 tax amounts include benefits related to a worthless stock deduction and the excess outside tax basis of the subsidiary that produced wire dishwasher racks.